Profit Before Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Profit Before Taxation [Abstract]
Schedule of Profit (Loss) Before Taxation

Profit (loss) before taxation is arrived at after charging:

	Year ended December 31,
	2023	2024	2025
	USD’000	USD’000	USD’000
Staff costs
Salaries and other benefits	444	518	511
Staff welfare	—	1	9
Defined contribution retirement plan contributions	89	90	98
	533	609	618
Other items:
Depreciation of property, plant and equipment	1,091	1,091	1,172
Depreciation of right-of-use assets	20	17	19
Directors’ remuneration	46	72	187
Expense for listing on Nasdaq Stock Exchange	731	708	—